Putnam PanAgora ESG Emerging Markets Equity ETF
The fund's portfolio
1/31/23 (Unaudited)

COMMON STOCKS (85.6%)(a)
	Shares	Value
Auto components (1.3%)
Hyundai Mobis Co., Ltd. (South Korea)	190	$31,880

		31,880
Automobiles (0.5%)
BYD Co., Ltd. Class H (China)	439	13,823

		13,823
Banks (15.4%)
Absa Group, Ltd. (South Africa)	2,403	27,567
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	7,088	16,019
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	3,463	8,889
Banco de Chile (Chile)	123,818	13,530
Bank Central Asia Tbk PT (Indonesia)	45,300	25,673
China Construction Bank Corp. Class H (China)	63,000	40,922
China Minsheng Banking Corp., Ltd. Class H (China)	24,500	9,161
Grupo Financiero Banorte SAB de CV Class O (Mexico)	2,900	24,025
Hana Financial Group, Inc. (South Korea)	844	33,604
ICICI Bank, Ltd. ADR (India)	8,438	175,763
Metropolitan Bank & Trust Co. (Philippines)	4,280	4,499
Santander Bank Polska SA (Poland)	90	5,974

		385,626
Beverages (3.8%)
Ambev SA ADR (Brazil)	14,448	38,432
Arca Continental SAB de CV (Mexico)	1,500	13,231
Fomento Economico Mexicano SAB de CV ADR (Mexico)	489	42,934

		94,597
Biotechnology (1.7%)
Celltrion, Inc. (South Korea)	314	41,513

		41,513
Capital markets (1.1%)
CITIC Securities Co., Ltd. (China)	8,500	19,509
Huatai Securities Co., Ltd. (China)	5,800	7,500

		27,009
Chemicals (0.3%)
LG Chem, Ltd. (South Korea)	15	8,479

		8,479
Communications equipment (0.4%)
ZTE Corp. Class H (China)	4,000	9,673

		9,673
Diversified telecommunication services (3.1%)
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	5,384	37,706
Orange Polska SA (Poland)	1,073	1,731
Telkom Indonesia Persero Tbk PT (Indonesia)	152,000	39,335

		78,772
Electric utilities (1.3%)
CEZ AS (Czech Republic)	520	21,125
Cia Energetica de Minas Gerais (Brazil)	5,000	11,288

		32,413
Electronic equipment, instruments, and components (0.3%)
AAC Technologies Holdings, Inc. (China)(NON)	2,755	7,385

		7,385
Entertainment (1.7%)
NetEase, Inc. ADR (China)	278	24,634
Tencent Music Entertainment Group ADR (China)(NON)	2,289	19,205

		43,839
Food and staples retailing (0.4%)
Cencosud SA (Chile)	5,222	9,379

		9,379
Food products (3.4%)
China Mengniu Dairy Co., Ltd. (China)	5,220	25,130
CJ CheilJedang Corp. (South Korea)	31	8,708
Dali Foods Group Co., Ltd. (China)	10,000	4,475
Grupo Bimbo SAB de CV Class A (Mexico)	4,200	20,852
Nestle Malaysia Bhd (Malaysia)	247	7,820
PPB Group Bhd (Malaysia)	2,300	9,495
Universal Robina Corp. (Philippines)	3,240	8,184

		84,664
Gas utilities (1.5%)
ENN Energy Holdings, Ltd. (China)	2,430	36,567
Korea Gas Corp. (South Korea)	63	1,714

		38,281
Health-care equipment and supplies (0.2%)
SD Biosensor, Inc. (South Korea)	179	4,186

		4,186
Health-care providers and services (0.7%)
Bangkok Dusit Medical Services PCL (Thailand)	8,500	7,677
Sinopharm Group Co., Ltd. Class H (China)	4,400	10,785

		18,462
Hotels, restaurants, and leisure (1.6%)
Trip.com Group, Ltd. ADR (China)(NON)	342	12,572
Yum China Holdings, Inc. (China)	434	26,739

		39,311
Industrial conglomerates (1.0%)
Samsung C&T Corp. (South Korea)	263	25,460

		25,460
Insurance (5.6%)
BB Seguridade Participacoes SA (Brazil)	1,800	13,396
China Life Insurance Co., Ltd. Class H (China)	18,540	34,047
China Pacific Insurance Group Co., Ltd. Class H (China)	4,600	12,682
People's Insurance Co. Group of China, Ltd. (The) (China)	26,000	8,757
Ping An Insurance Group Co. of China, Ltd. Class H (China)	7,302	56,996
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	84	13,876

		139,754
Interactive media and services (5.3%)
Baidu, Inc. ADR (China)(NON)	59	7,946
Tencent Holdings, Ltd. (China)	2,588	126,140

		134,086
Internet and direct marketing retail (8.2%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	902	99,400
JD.com, Inc. ADR (China)	402	23,931
Meituan Class B (China)(NON)	1,600	35,646
Naspers, Ltd. Class N (South Africa)	88	17,001
Pinduoduo, Inc. ADR (China)(NON)	261	25,573
Vipshop Holdings, Ltd. ADR (China)(NON)	336	5,198

		206,749
IT Services (4.7%)
Infosys, Ltd. ADR (India)	5,697	107,104
Samsung SDS Co., Ltd. (South Korea)	119	12,143

		119,247
Life sciences tools and services (1.2%)
Samsung Biologics Co., Ltd. (South Korea)(NON)	27	17,470
Wuxi Biologics Cayman, Inc. (China)(NON)	1,399	11,646

		29,116
Machinery (0.7%)
Doosan Bobcat, Inc. (South Korea)	206	5,858
Weichai Power Co., Ltd. Class H (China)	8,371	12,678

		18,536
Metals and mining (5.2%)
Anglo American Platinum, Ltd. (South Africa)	177	13,164
Gold Fields, Ltd. ADR (South Africa)	2,832	32,398
Grupo Mexico SAB de CV Class B (Mexico)	2,900	12,898
Impala Platinum Holdings, Ltd. (South Africa)	959	11,127
Vale SA ADR (Brazil)	2,467	46,084
Zijin Mining Group Co., Ltd. Class H (China)	9,607	15,887

		131,558
Oil, gas, and consumable fuels (1.4%)
China Petroleum & Chemical Corp. (China)	46,000	24,878
Empresas Copec SA (Chile)	1,374	10,363

		35,241
Paper and forest products (0.2%)
Nine Dragons Paper Holdings, Ltd. (China)	6,000	5,395

		5,395
Pharmaceuticals (2.2%)
China Medical System Holdings, Ltd. (China)	5,000	8,660
Dr. Reddy's Laboratories, Ltd. ADR (India)	644	34,647
HUTCHMED China, Ltd. (China)(NON)	368	1,360
Kalbe Farma Tbk PT (Indonesia)	74,600	10,265

		54,932
Real estate management and development (1.8%)
China Resources Land, Ltd. (China)	2,472	11,853
Country Garden Services Holdings Co., Ltd. (China)	4,820	13,044
Land & Houses PCL (Thailand)	30,500	9,162
NEPI Rockcastle NV (Netherlands)	1,613	10,013

		44,072
Semiconductors and semiconductor equipment (1.1%)
SK Hynix, Inc. (South Korea)	393	28,603

		28,603
Specialty retail (1.7%)
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	5,447	6,525
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	6,600	14,143
Home Product Center PCL (Thailand)	21,300	9,266
Lojas Renner SA (Brazil)	3,300	14,061

		43,995
Technology hardware, storage, and peripherals (5.5%)
Lenovo Group, Ltd. (China)	23,065	18,556
Samsung Electronics Co., Ltd. (South Korea)	2,159	107,915
Xiaomi Corp. Class B (China)(NON)	6,800	11,185

		137,656
Trading companies and distributors (0.2%)
BOC Aviation, Ltd. (China)	700	5,812

		5,812
Transportation infrastructure (0.5%)
CCR SA (Brazil)	3,400	7,877
Jiangsu Expressway Co., Ltd. Class H (China)	4,944	4,874

		12,751
Wireless telecommunication services (0.4%)
SK Telecom Co., Ltd. (South Korea)	46	1,744
TIM SA (Brazil) (Brazil)	3,400	7,897

		9,641

Total common stocks (cost $2,158,587)		$2,151,896

INVESTMENT COMPANIES (14.1%)(a)
	Shares	Value
Franklin FTSE Taiwan ETF	9,772	$355,408

Total investment companies (cost $348,107)		$355,408

UNITS (0.1%)(a)
	Units	Value
Digital Telecommunications Infrastructure Fund (Thailand)	4,400	$1,799

Total units (cost $1,828)		$1,799

SHORT-TERM INVESTMENTS (1.0%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 3.93%(AFF)	23,975	$23,975

Total short-term investments (cost $23,975)		$23,975
TOTAL INVESTMENTS

Total investments (cost $2,532,497)		$2,533,078

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 19, 2023 (commencement of operations) through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,514,521.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 1/19/23 (commencement of operations)	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
	Short-term investments
	Putnam Government Money Market Fund*	$—	$519,861	$495,886	$5	$23,975

	Total Short-term investments	$—	$519,861	$495,886	$5	$23,975
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	33.6%
	United States	15.0
	South Korea	13.5
	India	12.5
	Brazil	5.5
	Mexico	4.5
	South Africa	4.0
	Indonesia	3.0
	United Arab Emirates	2.7
	Chile	1.3
	Thailand	1.1
	Czech Republic	0.8
	Malaysia	0.7
	Hong Kong	0.6
	Philippines	0.5
	Other	0.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$59,682	$206,656	$—
Consumer discretionary	207,474	128,284	—
Consumer staples	124,828	63,812	—
Energy	10,363	24,878	—
Financials	226,714	325,675	—
Health care	34,647	113,562	—
Industrials	7,877	54,682	—
Information technology	107,104	195,460	—
Materials	91,380	54,052	—
Real estate	—	44,072	—
Utilities	11,288	59,406	—

Total common stocks	881,357	1,270,539	—
Investment companies	355,408	—	—
Units	1,799	—	—
Short-term investments	23,975	—	—

Totals by level	$1,262,539	$1,270,539	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com